SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Employee benefit expense		$ 618	$ 563	$ 523
Increase in Operating cash flows		(24,192)	(20,547)	(14,513)
Increase in Financing cash flows		$ 13,097	$ 38,680	$ 2,090
IFRS 16 [Member]
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets	$ 1,900
Lease liabilities	1,900
Increase in Operating cash flows	300
Increase in Financing cash flows	$ 300
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets (In years)		3-5 years